Segment Information - Financial Information of Company's Segments (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Write-downs	$ 4,352	$ 52	$ 2,084
Change in accrued capital expenditures	101	58	177
Consolidated capital expenditures on a cash basis	1,900	3,210	2,787
Property Plant And Mine Development [Member]
Segment Reporting Information [Line Items]
Write-downs	4,265	52	2,084
Boddington [Member] | Property Plant And Mine Development [Member]
Segment Reporting Information [Line Items]
Write-downs	2,107
Nevada [Member] | Property Plant And Mine Development [Member]
Segment Reporting Information [Line Items]
Write-downs	2,082
Hope Bay [Member] | Property Plant And Mine Development [Member]
Segment Reporting Information [Line Items]
Write-downs			$ 2,080